UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

      William A Ackman     New York, NY/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $8,897,454 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN INC NEW    COM              014491104    19518   660944 SH       SHARED  1                   0   660944        0
ALEXANDER & BALDWIN INC NEW    COM              014491104    22026   745892 SH       SOLE                   745892        0        0
BEAM INC                       COM              073730103   542754  9432640 SH       SHARED  1                   0  9432640        0
BEAM INC                       COM              073730103   655145 11385905 SH       SOLE                 11385905        0        0
BURGER KING WORLDWIDE INC      COM              121220107   236143 16939959 SH       SHARED  1                   0 16939959        0
BURGER KING WORLDWIDE INC      COM              121220107   298614 21421401 SH       SOLE                 21421401        0        0
CANADIAN PAC RY LTD            COM              13645T100   862695 10407708 SH       SHARED  1                   0 10407708        0
CANADIAN PAC RY LTD            COM              13645T100  1139918 13752180 SH       SOLE                 13752180        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   704768 36179074 SH       SHARED  1                   0 36179074        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   751044 38554638 SH       SOLE                 38554638        0        0
HOWARD HUGHES CORP             COM              44267D107   136547  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267D107   116961  1646174 SH       SOLE                  1646174        0        0
MATSON INC                     COM              57686G105    33829  1617841 SH       SHARED  1                   0  1617841        0
MATSON INC                     COM              57686G105    42385  2027029 SH       SOLE                  2027029        0        0
PENNEY J C INC                 COM              708160106   412567 16985050 SH       SHARED  1                   0 16985050        0
PENNEY J C INC                 COM              708160106   536584 22090721 SH       SOLE                 22090721        0        0
PROCTER & GAMBLE CO            COM              742718109   208295  3003100 SH  CALL SHARED  1                   0  3003100        0
PROCTER & GAMBLE CO            COM              742718109   239264  3449600 SH  CALL SOLE                  3449600        0        0
PROCTER & GAMBLE CO            COM              742718109   856610 12350197 SH       SHARED  1                   0 12350197        0
PROCTER & GAMBLE CO            COM              742718109  1081787 15596695 SH       SOLE                 15596695        0        0
